ASSET PURCHASE (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 31, 2021
Market price of shares	$ 27,120,000
Liability required	$ 125,000	$ 125,000		$ 125,000		$ 158,000
Exercise price per share	$ 0.50			$ 0.50
Assets purchase upon shares issued	29,222,955	1,407,051		1,407,051		1,407,051
Assets purchase upon shares issued, shares	12,000,000
Common stock issuable upon exercise of warrant, shares				320,000		320,000
Asset impairment loss		$ 0	$ 25,320,555	$ 0	$ 25,320,555	$ 25,320,555	$ 0
Fair value of warrants issued		$ 695,454		$ 695,454		$ 695,454
Description of fair value of assets evaluation				The Company evaluated the fair value of the assets acquired based on market estimates for property and equipment and discounted net cash flow for the SOBR Safe intellectual technology. The present value of the discounted cash flow utilized a 75% discount, which included a 25% risk return premium, over an estimated five-year net revenue stream expected to be derived from the technology acquired.		the Company evaluated the fair value of the assets acquired based on market estimates for property and equipment and discounted net cash flow for the SOBR Safe intellectual technology. The present value of the discounted cash flow utilized a 75% discount, which included a 25% risk return premium, over an estimated five-year net revenue stream expected to be derived from the technology acquired.
Convertible Notes Payable								$ 225,000	$ 275,000
Asset Purchase Agreement [Member] | IDTEC [Member]
Common stock, shares issued upon assets purchase	12,000,000			12,000,000		12,000,000
Convertible notes, conversion price		$ 0.50		$ 0.50		$ 0.50
Interest rate				10.00%		10.00%
Convertible Notes Payable		$ 1,485,189		$ 1,485,189		$ 1,485,189
Agreement Description	i) The Company had to be current inreporting requirements under the Securities Exchange Act of 1934, as amended, (ii) had to complete a reverse stock split of common stock such that approximately 8,000,000 shares were outstanding immediately prior to closing the transaction, (iii) could only have outstanding convertible instruments as set forth in the APA, (iv) authorized common stock had to be reduced to 100,000,000 shares, and (v) not have more than approximately $125,000 in current liabilities.